15. Non-financial assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Non-current other non-financial assets	$ 484,116	$ 938,261
Current other non-financial assets	900,361	1,369,911
Tax Credits
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Non-current other non-financial assets	286,323	758,751
Current other non-financial assets	629,240	393,832
Income Tax Credits
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Non-current other non-financial assets	193,282	173,499
Prepayments to Vendors
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Non-current other non-financial assets	4,511	6,011
Upfront Payments of Inventories purchases
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Current other non-financial assets	118,366	289,778
Prepayment Insurance
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Current other non-financial assets	116,652	593,985
Other
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Current other non-financial assets	$ 36,103	$ 92,316